Intangible Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Patents	$ 4,195,353	$ 4,195,353	$ 4,195,353
Accumulated amortization	(372,913)	(247,247)	0
Intangible assets, net	$ 3,822,440	$ 3,948,106	$ 4,195,353